Deposits (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Demand non-interest bearing
Domestic	$ 2,002,920	$ 1,717,286
Foreign	462,830	209,732
Total demand non-interest bearing	2,465,750	1,927,018
Savings and interest bearing demand
Domestic	2,350,872	2,221,758
Foreign	516,279	485,935
Total savings and interest bearing demand	2,867,151	2,707,693
$100,000 or more
Domestic	973,824	1,022,450
Foreign	1,025,089	1,244,018
Less than $100,000
Domestic	601,766	664,111
Foreign	353,633	380,802
Total time, certificates of deposit	2,954,312	3,311,381
Total deposits	8,287,213	7,946,092
Savings and interest bearing demand
Domestic	4,487	6,549	7,771
Foreign	801	1,234	1,612
Total savings and interest bearing demand	5,288	7,783	9,383
$100,000 or more
Domestic	8,263	10,299	14,839
Foreign	9,148	11,512	17,084
Less than $100,000
Domestic	4,945	7,468	11,416
Foreign	1,617	2,277	3,628
Total time, certificates of deposit	23,973	31,556	46,967
Total interest expense on deposits	$ 29,261	$ 39,339	$ 56,350